SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Guarantees and Product Warranties [Abstract]
Balance at beginning of period	$ 2,010,207	$ 2,925,070
Warranty costs incurred	(38,229)	(35,019)
Reversal for expired warranty	(153,845)
Foreign exchange adjustment	35,693	(67,087)
Balance at end of period	1,853,826	2,822,964
Less: Current portion	1,398,852	2,061,718
Non-current portion	$ 454,974	$ 761,246